Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of commitments and contingencies [Abstract]
Commitments and Contingencies
24. Commitments and Contingencies
Litigation
On the basis of its own estimates (and both internal and external legal counsel), Management is of the opinion that it’s remote that material losses will be incurred in respect of claims in excess of provisions that have been made in these consolidated financial statements.
Environmental remediation
The Company is subject to certain environmental regulations and normal business operations may cause conditions requiring remedial action. Management has provided for all known, probable and estimable costs related to such occurrences. See Note 21 for further information about restoration, environmental and remediation provisions.
Purchase commitments
The Company has contracted to purchase raw materials and energy as part of its ongoing operations as follows:
Aggregates purchase commitment
In 2004, the Company entered into a supply agreement with a third party for the purchase of construction aggregates in Florida. The supply agreement contained various provisions including minimum annual volume guarantees and, in certain circumstances, prepayment obligations. Subsequent amendments modified the original agreement and a 2012 amendment replaced the annual volume guarantees with an overall purchase commitment of approximately 12,100 tons over a 20-year term commencing November 1, 2012. Provisions of the amended agreement includes a 500-ton minimum annual volume and a maximum annual volume of no more than 2,400 tons. In addition, the 2012 amendment eliminated all future prepayment obligations.
In 2024 and 2023, the Company accepted delivery of approximately 531 and 985 tons of construction aggregates from the supplier, respectively. The remaining commitment under the supply agreement is 4,273 and 4,804 tons at December 31, 2024 and December 31, 2023, respectively. Under the terms of the supply agreement, purchases are made at current market prices, subject to periodic adjustments. For the annual periods ended December 31, 2024 and 2023, prices, excluding taxes and fees, are $22.27 and $21.05 per ton, respectively.
24. Commitments and Contingencies (continued)
Natural gas purchase commitment
In 2019, the Company entered into a natural gas supply agreement for its cement plant in Florida. After completion of the requisite infrastructure upgrades, the plant began consuming natural gas in November 2020. A take-or-pay agreement with the utility company require payments totaling $11,600 over a maximum period of 6 years. Until fully satisfied this agreement require minimum cumulative payments equal to $1,935 per contract year. On December 31, 2024, the Company had paid $11,600 (December 31, 2023: $8,390) cumulatively under the agreement and, as a result, the agreement was fully satisfied at December 31, 2024.
The Company has also entered into capacity supply agreements with a natural gas marketer annually since 2020. On December 31, 2024, there are 900 MMBtus of committed capacity remaining through March 31, 2025. Pricing under the capacity contract is based on the front-month Florida Gas Transmission Zone 3 natural gas price settlements, plus a variable basis component.
Supply commitments
The Company does not currently have any material contracted supply commitments.